Income Taxes (EIT of 25 Percent Scenario) (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 EIT of 25 Percent Scenario [Member] USD ($)	Dec. 31, 2013 EIT of 25 Percent Scenario [Member] CNY	Dec. 31, 2012 EIT of 25 Percent Scenario [Member] CNY	Dec. 31, 2011 EIT of 25 Percent Scenario [Member] CNY
Income Taxes [Line Items]
Net income	$ 82	499	$ (3,792)	(23,203)	$ (2,964)	(18,190)	$ (2,909)	(18,076)	$ (9,741)	(58,971)	(54,427)	21,081	$ 0	0	0	(2,499)
Earnings Per Share, Basic													$ 0	0	0	(0.19)
Earnings Per Share, Diluted													$ 0	0	0	(0.19)